LAND USE RIGHT, NET	6 Months Ended
Jun. 30, 2026
Land Use Right Net
LAND USE RIGHT, NET

10.	LAND USE RIGHT, NET

In 2020, the Group obtained a land use right in Foshan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use right is summarized as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Land use right	63,618	63,618
Less: accumulated amortization	(6,987)	(7,623)
Land use right, net	56,631	55,995

The Group had recorded amortization expense of RMB637 and RMB636 for the six months ended June 30, 2025 and 2026, respectively.

In addition, the Group also pledged its land use right for the Group’s long-term borrowings (See Note 11).

The estimated future amortization expense for land use rights as of June 30, 2026 is as follows:

RMB
Remaining in fiscal year 2026	637
2027	1,273
2028	1,273
2029	1,273
2030	1,273
Thereafter	50,266
Total	55,995